Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combinations

Note C: Business Combinations

Completed Acquisitions.

In February 2016, the Company acquired the outstanding stock of Rocky Mountain Materials and Asphalt, Inc. and Rocky Mountain Premix, Inc. The acquisition provides more than 500 million tons of mineral reserves and expands the Company’s presence along the Front Range of the Rocky Mountains, home to 80% of Colorado’s population. The acquired operations are reported within the West Group.

In July 2016, the Company acquired the remaining interest in Ratliff Ready-Mix, L.P. (Ratliff), which operates ready mixed concrete plants in central Texas. These operations are reported in the West Group.  Prior to the acquisition, the Company owned a 40% interest in Ratliff which was accounted for under the equity method. The Company was required to remeasure the existing 40% interest in Ratliff at fair value upon closing of the transaction, resulting in a gain of $5,863,000, which is recorded in other nonoperating income, net.

The impact of these acquisitions on the operating results was not considered material; therefore, pro forma financial information is not included.

Pending Acquisition of Bluegrass Materials.

On June 26, 2017, the Company announced a definitive agreement to acquire Bluegrass Materials Company (Bluegrass) for $1,625,000,000 in cash. The Company will not acquire any of Bluegrass’ cash and cash equivalents nor will it assume any of Bluegrass’ outstanding debt. Bluegrass is the largest privately held, pure-play aggregates business in the United States and has a portfolio of 23 active sites with more than 125 years of strategically-located, high-quality reserves, in Maryland, Georgia, South Carolina, Kentucky, Tennessee and Pennsylvania. These operations complement the Company’s existing southeastern footprint and provide a new growth platform within the southern portion of the Northeast. The Company and Bluegrass are continuing to work closely and cooperatively with the Department of Justice in its review of the proposed transaction. The parties currently anticipate that the proposed acquisition will be completed in the first half of 2018. In 2017, the Company incurred acquisition-related expenses of $8,638,000 for this pending transaction.